LONG-TERM DEBT (Details 2)	12 Months Ended
Dec. 31, 2017 EUR (€)
Series A1 Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Summary Of Redeemed Senior Debt [Line Items]
Issue date	August 8, 2016
Redemption date	July 2035
Currency	EUR
Nominal amount in million	€ 150,000,000
Series A2 Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Summary Of Redeemed Senior Debt [Line Items]
Issue date	August 8, 2016
Redemption date	July 2035
Currency	EUR
Nominal amount in million	€ 35,000,000
Series A3 Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Summary Of Redeemed Senior Debt [Line Items]
Issue date	August 8, 2016
Redemption date	July 2035
Currency	EUR
Nominal amount in million	€ 50,000,000
Series A4 Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Summary Of Redeemed Senior Debt [Line Items]
Issue date	August 8, 2016
Redemption date	July 2035
Currency	EUR
Nominal amount in million	€ 89,000,000
Fixed Rate Notes NBG I
Outstanding Senior Debt [Line Items]
Issue date	December 20, 2012
Maturity date	December 2024
Currency	EUR
Nominal amount in million	€ 35,000,000	[1]
Own held by the Group (nominal amount in million)	€ 0
Interest rate	Fixed interest rate of 2.535%
Interest payment	Quarterly
Interest percentage	2.535%
Fixed Rate Notes NBG II
Outstanding Senior Debt [Line Items]
Issue date	August 5, 2013
Maturity date	August 2023
Currency	EUR
Nominal amount in million	€ 33,000,000	[1]
Own held by the Group (nominal amount in million)	€ 0
Interest rate	Fixed interest rate of 2.519%
Interest payment	Quarterly
Interest percentage	2.519%
Fixed Rate Notes NBG III
Outstanding Senior Debt [Line Items]
Issue date	December 23, 2013
Maturity date	December 2023
Currency	EUR
Nominal amount in million	€ 49,000,000	[1]
Own held by the Group (nominal amount in million)	€ 0
Interest rate	Fixed interest rate of 2.680%
Interest payment	Semi-annually
Interest percentage	2.68%
Fixed Rate Notes NBG IV
Outstanding Senior Debt [Line Items]
Issue date	January 29, 2014
Maturity date	January 2026
Currency	EUR
Nominal amount in million	€ 50,000,000	[1]
Own held by the Group (nominal amount in million)	€ 0
Interest rate	Fixed interest rate of 2.960%
Interest payment	Semi-annually
Interest percentage	2.96%
Covered bonds Nbg I
Outstanding Senior Debt [Line Items]
Issue date	October 19, 2017
Maturity date	October 2020
Currency	EUR
Nominal amount in million	€ 750,000,000	[1]
Own held by the Group (nominal amount in million)	€ 5,000,000
Interest rate	Fixed interest rate of 2.750%
Interest payment	Semi-annually
Interest percentage	2.75%
Variable Rate Bond NBG Pangaea Reic
Outstanding Senior Debt [Line Items]
Issue date	August 20, 2014
Maturity date	July 2019
Currency	EUR
Outstanding Nominal amount	€ 235,000,000
Own held by the Group (nominal amount in million)	€ 0
Interest rate	Three-month Euribor plus 4.85%.
Interest payment	Quarterly
Interest percentage	4.85%
Variable Rate Notes NBG I
Outstanding Senior Debt [Line Items]
Issue date	December 29, 2014
Maturity date	December 2022
Currency	EUR
Outstanding Nominal amount	€ 14,000,000	[1]
Own held by the Group (nominal amount in million)	€ 0
Interest rate	Six-month Euribor plus 1.67%
Interest payment	Semi-annually
Interest percentage	1.67%
Variable Rate Notes NBG II
Outstanding Senior Debt [Line Items]
Issue date	November 15, 2016
Maturity date	November 2021
Currency	EUR
Outstanding Nominal amount	€ 50,000,000	[1]
Own held by the Group (nominal amount in million)	€ 0
Interest rate	Six-month Euribor plus 1.53%
Interest payment	Semi-annually
Interest percentage	1.53%
Variable Rate Notes NBG III
Outstanding Senior Debt [Line Items]
Issue date	November 15, 2016
Maturity date	November 2021
Currency	EUR
Outstanding Nominal amount	€ 20,000,000	[1]
Own held by the Group (nominal amount in million)	€ 0
Interest rate	Six-month Euribor plus 1.73%
Interest payment	Semi-annually
Interest percentage	1.73%
Series M Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Outstanding Senior Debt [Line Items]
Issue date	August 8, 2016
Maturity date	July 2035
Currency	EUR
Outstanding Nominal amount	€ 236,000,000
Own held by the Group (nominal amount in million)	€ 236,000,000
Interest rate	Three-month Euribor plus 3.00%
Interest payment	Quarterly
Interest percentage	3.00%
Series Z Asset Backed Floating Rate Notes Sinepia Special Purpose Entity
Outstanding Senior Debt [Line Items]
Issue date	August 8, 2016
Maturity date	July 2035
Currency	EUR
Outstanding Nominal amount	€ 65,000,000
Own held by the Group (nominal amount in million)	€ 65,000,000
Interest rate	Three-month Euribor plus 5.00%
Interest payment	Quarterly
Interest percentage	5.00%

[1]	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.